Note 2 - Securities (Details) - Available-for-sale Securities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Securities (Details) - Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	$ 87,179,764	$ 101,670,858
Available-for-sale securities, gross unrealized (losses)	(1,149,624)	(4,281,654)
Available-for-sale securities, approximate fair value	86,467,985	97,692,685
Available-for-sale securities, gross unrealized gains	437,845	303,481
Equity Securities [Member]
Note 2 - Securities (Details) - Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	102,212	102,212
Available-for-sale securities, gross unrealized (losses)	(13,310)	(18,913)
Available-for-sale securities, approximate fair value	105,023	99,306
Available-for-sale securities, gross unrealized gains	16,121	16,007
US Government Agencies Debt Securities [Member]
Note 2 - Securities (Details) - Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	10,528,055	33,198,865
Available-for-sale securities, gross unrealized (losses)	(271,282)	(1,437,478)
Available-for-sale securities, approximate fair value	10,256,773	31,761,387
US States and Political Subdivisions Debt Securities [Member]
Note 2 - Securities (Details) - Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	15,474,316	14,133,821
Available-for-sale securities, gross unrealized (losses)	(70,173)	(660,021)
Available-for-sale securities, approximate fair value	15,589,890	13,492,627
Available-for-sale securities, gross unrealized gains	185,747	18,827
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 2 - Securities (Details) - Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost	61,075,181	53,245,297
Available-for-sale securities, gross unrealized (losses)	(794,859)	(2,165,242)
Available-for-sale securities, approximate fair value	60,516,299	51,345,093
Available-for-sale securities, gross unrealized gains	235,977	265,038
Corporate Debt Securities [Member]
Note 2 - Securities (Details) - Available-for-sale Securities [Line Items]
Available-for-sale securities, amortized cost		990,663
Available-for-sale securities, approximate fair value		994,272
Available-for-sale securities, gross unrealized gains		$ 3,609